Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions
Current provisions	€ 39,260	€ 41,848	[1]
Non-current provisions	18,021	20,731	[1]
Impact of applying IFRIC agenda decision on IAS 19
Provisions
Non-current provisions		(2,168)
Other personnel expenses
Provisions
Current provisions	33,983	34,728
Non-current provisions	2,029	2,277
Pensions
Provisions
Current provisions	1,478	1,275
Non-current provisions	12,950	13,166
Pensions | Impact of applying IFRIC agenda decision on IAS 19
Provisions
Non-current provisions		(2,168)
Other provisions
Provisions
Current provisions	3,799	5,845
Non-current provisions	€ 3,042	€ 5,288

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”